EQUIPMENT	6 Months Ended
May 31, 2022
Disclosure Equipment Abstract
EQUIPMENT

10.       EQUIPMENT

	Computer Equipment	Equipment	Vehicles	Total
	$	$	$	$
Cost:
At November 30, 2020	93,962	-	43,303	137,265
Disposals	(93,962)	-	-	(93,962)
At November 30, 2021	-	-	43,303	43,303
Additions - acquisition of DCU	426,389	3,931	-	430,320
Additions	1,260	-	-	1,260
Disposals	-	-	(43,303)	(43,303)
Net exchange differences	3,583	1,620	-	5,203
At May 31, 2022	431,232	5,551	-	436,783

Depreciation:
At November 30, 2020	29,011	-	-	29,011
Additions	19,485	-	12,991	32,476
Disposals	(48,496)	-	-	(48,496)
At November 30, 2021	-	-	12,991	12,991
Additions	32,074	197	-	32,271
Disposals	-	-	(12,991)	(12,991)
At May 31, 2022	32,074	197	-	32,271

Net book value:
At November 30, 2021	-	-	30,312	30,312
At May 31, 2022	399,158	5,354	-	404,512

In December 2021, the Company disposed of the vehicle for $37,000 to the former CFO of the Company resulting in a gain on disposal of equipment of $6,688.

During the six months ended May 31, 2022, the Company acquired computer equipment valued at $426,389 and equipment valued at 3,931 on the acquisition of DCU (Note 3).